UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Rainier Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2011

John Hancock Rainier Growth Fund
As of 12-31-11 (Unaudited)

	Shares	Value

Common Stocks 99.02%		$1,176,662,572

(Cost $1,032,971,288)

Consumer Discretionary 12.56%		149,302,653

Hotels, Restaurants & Leisure 0.95%
Las Vegas Sands Corp. (I)	265,030	11,324,732

Internet & Catalog Retail 3.01%
Amazon.com, Inc. (I)	153,000	26,484,300
priceline.com, Inc. (I)(L)	19,850	9,284,044

Media 0.78%
DIRECTV, Class A (I)	218,110	9,326,384

Specialty Retail 2.87%
Abercrombie & Fitch Company, Class A	232,170	11,339,183
Dick's Sporting Goods, Inc. (L)	325,090	11,989,319
Limited Brands, Inc.	266,060	10,735,521

Textiles, Apparel & Luxury Goods 4.95%
Coach, Inc.	260,770	15,917,401
Lululemon Athletica, Inc. (I)(L)	251,530	11,736,390
NIKE, Inc., Class B	222,695	21,461,117
Ralph Lauren Corp.	70,280	9,704,262

Consumer Staples 8.11%		96,385,629

Beverages 3.35%
Hansen Natural Corp. (I)	117,120	10,791,437
The Coca-Cola Company	415,050	29,041,049

Food & Staples Retailing 2.95%
Costco Wholesale Corp.	248,930	20,740,848
Whole Foods Market, Inc.	206,450	14,364,791

Personal Products 1.81%
The Estee Lauder Companies, Inc., Class A	190,950	21,447,504

Energy 9.72%		115,530,832

Energy Equipment & Services 5.00%
Baker Hughes, Inc.	279,090	13,574,938
Ensco International PLC, ADR	264,200	12,396,264
Schlumberger, Ltd.	490,380	33,497,858

Oil, Gas & Consumable Fuels 4.72%
Anadarko Petroleum Corp.	223,790	17,081,891
Noble Energy, Inc.	221,080	20,867,741
Plains Exploration & Production Company (I)	493,250	18,112,140

Financials 4.61%		54,737,119

Consumer Finance 1.30%
American Express Company	326,200	15,386,854

Diversified Financial Services 3.31%
CME Group, Inc.	42,950	10,465,627
IntercontinentalExchange, Inc. (I)	142,345	17,159,690
JPMorgan Chase & Company	352,630	11,724,948

Health Care 12.44%		147,778,464

Biotechnology 1.98%
Alexion Pharmaceuticals, Inc. (I)	159,230	11,384,945

1

John Hancock Rainier Growth Fund
As of 12-31-11 (Unaudited)

	Shares	Value

Health Care (continued)

Biogen Idec, Inc. (I)	110,190	12,126,410

Health Care Equipment & Supplies 0.60%
Intuitive Surgical, Inc. (I)	15,410	7,134,984

Health Care Providers & Services 1.12%
AmerisourceBergen Corp. (L)	357,210	13,284,640

Health Care Technology 2.01%
Cerner Corp. (I)(L)	221,590	13,572,388
SXC Health Solutions Corp. (I)	183,210	10,347,701

Life Sciences Tools & Services 1.32%
Agilent Technologies, Inc. (I)	448,110	15,652,482

Pharmaceuticals 5.41%
Allergan, Inc.	258,835	22,710,183
Perrigo Company (L)	138,500	13,476,050
Shire PLC, ADR	149,610	15,544,479
Valeant Pharmaceuticals International, Inc. (Toronto Exchange) (I)	268,670	12,544,202

Industrials 10.48%		124,518,236

Aerospace & Defense 2.50%
Precision Castparts Corp.	180,520	29,747,891

Air Freight & Logistics 1.26%
Expeditors International of Washington, Inc.	365,190	14,958,182

Construction & Engineering 0.86%
Fluor Corp.	202,730	10,187,183

Electrical Equipment 1.56%
AMETEK, Inc.	439,110	18,486,531

Machinery 2.49%
Eaton Corp.	284,100	12,366,873
Joy Global, Inc.	230,080	17,249,098

Road & Rail 1.81%
CSX Corp.	1,021,960	21,522,478

Information Technology 32.19%		382,499,864

Communications Equipment 5.34%
BancTec, Inc. (I)(R)(S)	197,026	462,003
F5 Networks, Inc. (I)	97,100	10,304,252
Polycom, Inc. (I)	532,530	8,680,239
QUALCOMM, Inc.	625,990	34,241,653
Riverbed Technology, Inc. (I)	416,640	9,791,040

Computers & Peripherals 7.75%
Apple, Inc. (I)	180,450	73,082,250
EMC Corp. (I)	879,815	18,951,215

Electronic Equipment, Instruments & Components 0.91%
Trimble Navigation, Ltd. (I)	248,010	10,763,634

Internet Software & Services 4.72%
Baidu, Inc., ADR (I)	124,800	14,535,456
Google, Inc., Class A (I)	64,420	41,608,878

IT Services 5.85%
Accenture PLC, Class A	182,620	9,720,863
Cognizant Technology Solutions Corp., Class A (I)	185,360	11,920,502

2

John Hancock Rainier Growth Fund
As of 12-31-11 (Unaudited)

		Shares	Value

Information Technology (continued)

MasterCard, Inc., Class A		40,350	15,043,287
Visa, Inc., Class A		323,525	32,847,493

Semiconductors & Semiconductor Equipment 1.40%
Altera Corp.		216,200	8,021,020
Avago Technologies, Ltd.		298,650	8,619,039

Software 6.22%
Autodesk, Inc. (I)		317,430	9,627,652
Check Point Software Technologies, Ltd. (I)		252,770	13,280,536
Citrix Systems, Inc. (I)		169,790	10,309,649
Intuit, Inc.		231,480	12,173,533
Oracle Corp.		801,290	20,553,089
Salesforce.com, Inc. (I)(L)		78,480	7,962,581

Materials 6.17%			73,279,893

Chemicals 4.80%
Ecolab, Inc.		289,100	16,712,871
Monsanto Company		181,710	12,732,420
Potash Corp. of Saskatchewan, Inc.		271,170	11,193,898
Praxair, Inc.		153,320	16,389,908

Metals & Mining 1.37%
Allegheny Technologies, Inc.		153,560	7,340,166
Barrick Gold Corp.		196,920	8,910,630

Telecommunication Services 2.06%			24,489,481

Wireless Telecommunication Services 2.06%
American Tower Corp., Class A		408,090	24,489,481

Utilities 0.68%			8,140,401

Electric Utilities 0.68%
ITC Holdings Corp.		107,280	8,140,401

	Yield	Shares	Value

Securities Lending Collateral 4.54%			$53,928,159

(Cost $53,920,352)

John Hancock Collateral Investment Trust (W)	0.3780%(Y)	5,389,151	53,928,159

Total investments (Cost $1,086,891,640)† 103.56%			$1,230,590,731

Other assets and liabilities, net (3.56%)			($42,335,492)

Total net assets 100.00%		$1,188,255,239

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 12-31-11.

3

John Hancock Rainier Growth Fund
As of 12-31-11 (Unaudited)

(R) Direct Placement Securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

Issuer, description	Acquisition Date	Acquisition Cost	Value as a percentage of	Value as of
			Fund’s Net Assets	12-31-11

BancTec, Inc.	6-20-07	$4,728,640	0.04%	$462,003
Common stock

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 12-31-11.

† At 12-31-11, the aggregate cost of investment securities for federal income tax purposes was $1,096,406,580. Net unrealized appreciation aggregated $134,184,151, of which $188,319,651 related to appreciated investment securities and $54,135,500 related to depreciated investment securities.

4

John Hancock Rainier Growth Fund
As of 12-31-11 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of December 31, 2011, by major security category or type:

	Total Market			Level 3 Significant
	Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	12/31/11	Price	Observable Inputs	Inputs

Common Stocks
Consumer Discretionary	$149,302,653	$149,302,653	—	—
Consumer Staples	96,385,629	96,385,629	—	—
Energy	115,530,832	115,530,832	—	—
Financials	54,737,119	54,737,119	—	—
Health Care	147,778,464	147,778,464	—	—
Industrials	124,518,236	124,518,236	—	—
Information Technology	382,499,864	382,037,861	—	$462,003
Materials	73,279,893	73,279,893	—	—
Telecommunication Services	24,489,481	24,489,481	—	—
Utilities	8,140,401	8,140,401	—	—
Securities Lending Collateral	53,928,159	53,928,159	—	—
Total investments in Securities	$1,230,590,731	$1,230,128,728	—	$462,003

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended December 31, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Rainier Growth Fund.

334Q3 12/11
2/12

John Hancock

MUTUAL FUNDS

John Hancock Leveraged Companies Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2011

Leveraged Companies Fund
As of 12-31-11 (Unaudited)

	Shares	Value

Common Stocks 75.91%		$1,000,062

(Cost $869,383)

Consumer Discretionary 36.13%		475,913

Auto Components 6.78%
Autoliv, Inc.	150	8,024
Federal-Mogul Corp. (I)	800	11,800
Lear Corp.	450	17,910
Tenneco, Inc. (I)(L)	964	28,708
TRW Automotive Holdings Corp. (I)	700	22,820

Automobiles 0.16%
Ford Motor Company (I)	195	2,098

Hotels, Restaurants & Leisure 1.49%
Greektown Superholdings, Inc. (I)	92	6,282
The Wendy's Company	1,285	6,888
Trump Entertainment Resorts, Inc. (I)	260	1,040
WMS Industries, Inc. (I)	265	5,438

Household Durables 4.89%
Beazer Homes USA, Inc. (I)(L)	26,000	64,480

Internet & Catalog Retail 0.17%
Liberty Media Corp. - Interactive, Series A (I)	135	2,189

Media 22.64%
AMC Networks, Inc. (I)	302	11,349
Cablevision Systems Corp., Class A	1,209	17,192
Canadian Satellite Radio Holdings, Inc., Class A (I)	5,900	17,953
Charter Communications, Inc., Class A (I)	2,004	114,108
Cinemark Holdings, Inc.	100	1,849
DISH Network Corp.	605	17,230
Sinclair Broadcast Group, Inc., Class A	1,750	19,828
Sirius XM Radio, Inc. (I)	49,006	89,191
Time Warner Cable, Inc.	150	9,536

Consumer Staples 1.63%		21,483

Food Products 1.01%
Kraft Foods, Inc., Class A	355	13,263

Household Products 0.62%
Spectrum Brands Holdings, Inc. (I)	300	8,220

Energy 0.55%		7,305

Energy Equipment & Services 0.14%
Vantage Drilling Company (I)	1,650	1,914

Oil, Gas & Consumable Fuels 0.41%
Dominion Petroleum, Ltd., GDR (I)	33,000	3,484
YPF SA ADR	55	1,907

Financials 2.03%		26,778

Capital Markets 1.48%
Janus Capital Group, Inc. (L)	460	2,903
Solar Senior Capital, Ltd.	506	7,970
Tetragon Financial Group, Ltd.	1,391	8,693

Consumer Finance 0.39%
Discover Financial Services	215	5,160

1

Leveraged Companies Fund
As of 12-31-11 (Unaudited)

	Shares	Value

Financials (continued)

Diversified Financial Services 0.16%
Citigroup, Inc.	78	$2,052

Health Care 1.15%		15,194

Health Care Equipment & Supplies 0.16%
Alere, Inc. (I)	90	2,078

Pharmaceuticals 0.99%
Johnson & Johnson	200	13,116

Industrials 22.58%		297,439

Air Freight & Logistics 0.60%
FedEx Corp.	95	7,933

Airlines 16.13%
Alaska Air Group, Inc. (I)	120	9,011
Delta Air Lines, Inc. (I)	7,789	63,013
Pinnacle Airlines Corp. (I)	8,265	6,777
United Continental Holdings, Inc. (I)	4,125	77,839
US Airways Group, Inc. (I)(L)	11,000	55,770

Building Products 0.14%
USG Corp. (I)(L)	185	1,880

Road & Rail 2.95%
CSX Corp. (L)	1,517	31,948
Union Pacific Corp.	65	6,886

Trading Companies & Distributors 2.76%
TAL International Group, Inc. (L)	1,120	32,245
United Rentals, Inc. (I)(L)	140	4,137

Materials 10.94%		144,090

Chemicals 3.02%
LyondellBasell Industries NV, Class A	1,225	39,800

Containers & Packaging 4.91%
Rock-Tenn Company, Class A	568	32,768
Sealed Air Corp.	1,851	31,856

Paper & Forest Products 3.01%
Domtar Corp.	260	20,790
Sappi, Ltd., ADR (I)	6,600	18,876

Telecommunication Services 0.57%		7,533

Wireless Telecommunication Services 0.57%
American Tower Corp., Class A (I)	40	2,400
Leap Wireless International, Inc. (I)	275	2,555
SBA Communications Corp., Class A (I)	60	2,578

Utilities 0.33%		4,327

Independent Power Producers & Energy Traders 0.33%
Calpine Corp. (I)	265	4,327

2

Leveraged Companies Fund
As of 12-31-11 (Unaudited)

			Shares	Value

Preferred Securities 8.86%				$116,697

(Cost $168,371)

Consumer Discretionary 8.71%				114,736

Auto Components 0.47%
The Goodyear Tire & Rubber Company, 5.875%			126	6,130

Automobiles 0.14%
General Motors Company, Series B, 4.750%			55	1,884

Hotels, Restaurants & Leisure 8.10%
Greektown Superholdings, Inc., Series A (I)			1,563	106,722

Financials 0.15%				1,961

Diversified Financial Services 0.15%
2010 Swift Mandatory Common Exchange Security Trust, 6.000% (S)			225	1,961

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 1.96%				$25,788

(Cost $86,456)

Consumer Discretionary 0.40%				5,238

Hotels, Restaurants & Leisure 0.40%
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	100,000	63
Mashantucket Western Pequot Tribe, Series A (H)(S)	8.500	11/15/15	115,000	5,175

Media 0.00%
SuperMedia, Inc., Escrow Certificates (I)	--	11/15/16	115,000	0

Industrials 1.56%				20,550

Aerospace & Defense 1.56%
Colt Defense LLC	8.750	11/15/17	30,000	20,550

Convertible Bonds 2.35%				$31,020

(Cost $20,220)

Consumer Discretionary 2.35%				31,020

Media 2.35%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	24,000	31,020

			Shares	Value

Investment Companies 1.66%				$21,821

(Cost $16,593)

AP Alternative Assets LP			350	2,956
ProShares Ultra Dow 30			315	18,865

Warrants 1.91%				$25,107

(Cost $66,806)

Consumer Discretionary 1.89%				24,815

Charter Communications, Inc., Class A (Expiration Date: 11/30/2014; Strike Price:
$46.86) (I)			102	1,775
Ford Motor Company (Expiration Date: 01/01/2013; Strike Price: $9.20) (I)			9,600	23,040

3

Leveraged Companies Fund
As of 12-31-11 (Unaudited)

		Shares	Value

Financials 0.02%			$292

American International Group, Inc. (Expiration Date: 01/19/2021; Strike Price: $45.00) (I)		53	292

	Yield	Shares	Value

Securities Lending Collateral 11.50%			$151,570

(Cost $151,556)

John Hancock Collateral Investment Trust (W)	0.3780%(Y)	15,147	151,570

Total investments (Cost $1,379,385)† 104.15%			$1,372,065

Other assets and liabilities, net (4.15%)			($54,694)

Total net assets 100.00%			$1,317,371

The percentage shown for each investment category is the total value that the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

GDR Global Depositary Receipt

(H) Non-income producing - Issuer is in default.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 12-31-11.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 12-31-11.

† At 12-31-11, the aggregate cost of investment securities for federal income tax purposes was $1,386,509. Net unrealized depreciation aggregated $14,444, of which $251,043 related to appreciated investment securities and $265,487 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of December 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	12/31/11	Price	Inputs	Inputs
Common Stocks	$1,000,062	$980,563	$12,177	$7,322
Preferred Securities	116,697	8,014	1,961	106,722
Corporate Bonds	25,788	—	25,788	—
Convertible Bonds	31,020	—	31,020	—
Investment Companies	21,821	21,821	—	—
Warrants	25,107	25,107	—	—
Securities Lending Collateral	151,570	151,570	—	—
Total investments in Securities	$1,372,065	$1,187,075	$70,946	$114,044

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended December 31, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Investments In Securities	Common Stocks	Preferred Stocks	Total

Balance as of 3-31-11	$9,364	$139,216	$148,580
Realized gain (loss)	—	—	—
Changes in unrealized appreciation (depreciation)	($2,042)	($32,494)	($34,536)
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 12-31-11	$7,322	$106,722	$114,044
Changes in unrealized at period end*	($2,042)	($32,494)	($34,536)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

5

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Leveraged Companies Fund.

336Q3 12/11
2/12

JohnHancock

MUTUAL FUNDS

John Hancock Small Cap Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2011

Small Cap Opportunities Fund
As of 12-31-11 (Unaudited)

	Shares	Value

Common Stocks 98.34%		$3,511,089

(Cost $3,294,552)

Consumer Discretionary 14.92%		532,829

Hotels, Restaurants & Leisure 3.06%
Bally Technologies, Inc. (I)	958	37,898
Bravo Brio Restaurant Group, Inc. (I)	2,600	44,590
Buffalo Wild Wings, Inc. (I)	395	26,666

Household Durables 3.03%
iRobot Corp. (I)	2,166	64,655
Tempur-Pedic International, Inc. (I)	829	43,547

Internet & Catalog Retail 1.31%
HomeAway, Inc. (I)	2,020	46,965

Media 2.84%
Imax Corp. (I)	5,530	101,365

Specialty Retail 3.58%
Lumber Liquidators Holdings, Inc. (I)	4,114	72,653
Teavana Holdings, Inc. (I)	2,941	55,232

Textiles, Apparel & Luxury Goods 1.10%
G-III Apparel Group, Ltd. (I)	1,576	39,258

Consumer Staples 2.25%		80,115

Food Products 2.25%
Darling International, Inc. (I)	3,967	52,721
TreeHouse Foods, Inc. (I)	419	27,394

Energy 10.89%		388,690

Energy Equipment & Services 3.50%
Lufkin Industries, Inc.	1,331	89,590
Pioneer Drilling Company (I)	3,637	35,206

Oil, Gas & Consumable Fuels 7.39%
Africa Oil Corp. (I)	22,861	35,456
Americas Petrogas, Inc. (I)	38,686	113,162
BlackPearl Resources, Inc. (I)	9,054	36,527
Ivanhoe Energy, Inc. (I)	32,224	36,091
Rosetta Resources, Inc. (I)	744	32,364
Solazyme, Inc. (I)	865	10,294

Financials 4.66%		166,406

Capital Markets 3.22%
Evercore Partners, Inc., Class A	2,766	73,631
Solar Senior Capital, Ltd.	2,616	41,202

Consumer Finance 1.44%
Cash America International, Inc.	1,106	51,573

1

Small Cap Opportunities Fund
As of 12-31-11 (Unaudited)

	Shares	Value

Health Care 11.16%		$398,585

Health Care Equipment & Supplies 4.75%
Align Technology, Inc. (I)	3,325	78,886
Arthrocare Corp. (I)	998	31,617
Thoratec Corp. (I)	1,765	59,233

Health Care Providers & Services 3.71%
Coventry Health Care, Inc. (I)	1,558	47,316
Mednax, Inc. (I)	1,181	85,044

Pharmaceuticals 2.70%
Impax Laboratories, Inc. (I)	1,613	32,534
Par Pharmaceutical Companies, Inc. (I)	1,340	43,858
Salix Pharmaceuticals, Ltd. (I)	420	20,097

Industrials 14.89%		531,532

Aerospace & Defense 7.65%
BE Aerospace, Inc. (I)	1,419	54,929
Hexcel Corp. (I)	4,431	107,275
The KEYW Holding Corp. (I)	7,853	58,112
Triumph Group, Inc.	904	52,839

Airlines 1.39%
Copa Holdings SA, Class A	847	49,693

Building Products 4.26%
Quanex Building Products Corp.	3,268	49,085
Trex Company, Inc. (I)	4,500	103,095

Machinery 1.59%
Graham Corp.	2,518	56,504

Information Technology 30.90%		1,103,236

Communications Equipment 2.45%
KVH Industries, Inc. (I)	11,257	87,579

Internet Software & Services 7.09%
Ancestry.com, Inc. (I)	3,196	73,380
Bankrate, Inc. (I)	3,505	75,358
Demand Media, Inc. (I)	4,091	27,205
TechTarget, Inc. (I)	6,647	38,818
XO Group, Inc. (I)	4,599	38,356

IT Services 5.87%
Cardtronics, Inc. (I)	3,683	99,662
VeriFone Systems, Inc. (I)	2,157	76,617
Wright Express Corp. (I)	614	33,328

Semiconductors & Semiconductor Equipment 4.77%
Cavium Inc. (I)	3,390	96,378
Ceva, Inc. (I)	2,443	73,925

Software 10.72%
BroadSoft, Inc. (I)	2,003	60,491
Concur Technologies, Inc. (I)	1,711	86,902
Fortinet, Inc. (I)	2,615	57,033
Monotype Imaging Holdings, Inc. (I)	5,034	78,480

2

Small Cap Opportunities Fund
As of 12-31-11 (Unaudited)

	Shares	Value

Information Technology (continued)

RealPage, Inc. (I)	720	$18,194
Ultimate Software Group, Inc. (I)	1,252	81,530

Materials 8.67%		309,696

Chemicals 3.01%
Karnalyte Resources, Inc. (I)	3,332	34,604
LSB Industries, Inc. (I)	909	25,479
Neo Material Technologies, Inc. (I)	6,599	47,480

Metals & Mining 5.66%
Avalon Rare Metals, Inc. (I)	13,549	32,052
Carpenter Technology Corp.	1,070	55,084
Focus Metals, Inc. (I)	13,903	8,871
Pretium Resources Inc (I)	4,716	57,911
San Gold Corp. (I)	25,988	48,215

Warrants 0.02%		$796

(Cost $0)

Focus Metals Inc. (Expiration Date: 5-13-13, Strike Price: CAD 1.25) (I)	6,951	580
Frontier Rare Earths, Ltd. (Expiration Date: 11-17-12, Strike Price: CAD 4.60) (I)	1	0
Frontier Rare Earths, Ltd. (Expiration Date: 11-17-12, Strike Price: CAD 4.60) (I)	4,394	216

Total investments (Cost $3,294,552)† 98.36%		$3,511,885

Other assets and liabilities, net 1.64%		$58,644

Total net assets 100.00%		$3,570,529

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

CAD Canadian Dollar

(I) Non-income producing security.

† At 12-31-11, the aggregate cost of investment securities for federal income tax purposes was $3,388,634. Net unrealized appreciation aggregated $123,251, of which $512,730 related to appreciated investment securities and $389,479 related to depreciated investment securities.

The Fund had the following country composition as a percentage of total net assets on 12-31-11:

United States	83.1%
Canada	13.8%
Panama	1.4%
Other	1.7%

3

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended December 31, 2011, there were no significant transfers into or out of Level 1.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Opportunities Fund.

337Q3 12/11
2/12

John Hancock

MUTUAL FUNDS

John Hancock Disciplined Value Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2011

Disciplined Value Fund
As of 12-31-11 (Unaudited)

	Shares	Value

Common Stocks 96.99%		$1,555,533,972

(Cost $1,462,157,197)

Consumer Discretionary 16.28%		261,114,957

Auto Components 2.22%
Autoliv, Inc. (L)	210,575	11,263,657
Lear Corp.	489,054	19,464,349
Visteon Corp. (I)	98,989	4,943,511

Internet & Catalog Retail 1.04%
Expedia, Inc. (L)	383,402	11,126,326
Tripadvisor, Inc. (I)(L)	217,237	5,476,545

Media 9.85%
CBS Corp., Class B	1,077,710	29,249,049
Comcast Corp., Class A	1,195,160	28,337,244
Liberty Media Corp. - Liberty Capital, Series A (I)	161,812	12,629,427
Omnicom Group, Inc.	409,620	18,260,860
Sirius XM Radio, Inc. (I)(L)	4,269,185	7,769,917
The McGraw-Hill Companies, Inc.	475,460	21,381,436
Time Warner, Inc. (L)	570,820	20,629,435
Viacom, Inc., Class B	432,925	19,659,124

Multiline Retail 2.65%
Kohl's Corp.	209,747	10,351,014
Macy's, Inc.	539,045	17,346,468
Target Corp.	290,195	14,863,788

Specialty Retail 0.52%
Home Depot, Inc.	198,925	8,362,807

Consumer Staples 3.46%		55,587,693

Beverages 0.73%
Anheuser-Busch InBev NV, ADR	193,020	11,772,290

Food & Staples Retailing 2.22%
CVS Caremark Corp.	483,580	19,720,392
Wal-Mart Stores, Inc.	267,075	15,960,402

Tobacco 0.51%
Philip Morris International, Inc.	103,652	8,134,609

Energy 11.77%		188,742,884

Oil, Gas & Consumable Fuels 11.77%
Chevron Corp.	420,965	44,790,676
EOG Resources, Inc.	260,885	25,699,781
Exxon Mobil Corp.	451,834	38,297,450
Noble Energy, Inc.	125,310	11,828,011
Occidental Petroleum Corp.	411,745	38,580,507
Royal Dutch Shell PLC, ADR	311,945	22,800,060
SM Energy Company	92,290	6,746,399

Financials 23.70%		380,097,692

Capital Markets 0.61%
Raymond James Financial, Inc.	316,200	9,789,552

Commercial Banks 8.49%
Fifth Third Bancorp	824,860	10,492,219
PNC Financial Services Group, Inc.	515,255	29,714,756
U.S. Bancorp	1,147,825	31,048,666

1

Disciplined Value Fund
As of 12-31-11 (Unaudited)

	Shares	Value

Financials (continued)

Wells Fargo & Company	2,358,080	$64,988,685

Consumer Finance 2.69%
Capital One Financial Corp. (L)	316,330	13,377,596
Discover Financial Services	341,470	8,195,280
SLM Corp.	1,610,735	21,583,849

Diversified Financial Services 4.34%
Citigroup, Inc.	986,024	25,942,291
JPMorgan Chase & Company	1,310,885	43,586,926

Insurance 7.00%
Berkshire Hathaway, Inc., Class B (I)	657,459	50,164,122
Marsh & McLennan Companies, Inc.	422,200	13,349,964
MetLife, Inc.	608,633	18,977,177
Reinsurance Group of America, Inc.	153,530	8,021,943
The Travelers Companies, Inc.	167,444	9,907,661
Validus Holdings, Ltd.	375,116	11,816,154

Real Estate Investment Trusts 0.57%
Annaly Capital Management, Inc.	572,735	9,140,851

Health Care 15.06%		241,486,048

Biotechnology 1.45%
Amgen, Inc. (L)	361,170	23,190,726

Health Care Equipment & Supplies 1.77%
CareFusion Corp. (I)	344,570	8,755,524
Covidien PLC	436,140	19,630,661

Health Care Providers & Services 5.57%
AmerisourceBergen Corp. (L)	213,075	7,924,259
DaVita, Inc. (I)	260,085	19,717,044
Humana, Inc.	235,645	20,644,858
McKesson Corp.	310,495	24,190,665
UnitedHealth Group, Inc.	331,785	16,814,864

Pharmaceuticals 6.27%
Johnson & Johnson	644,831	42,288,017
Pfizer, Inc.	2,695,445	58,329,430

Industrials 9.94%		159,419,677

Aerospace & Defense 4.29%
Honeywell International, Inc.	481,510	26,170,069
Northrop Grumman Corp.	202,555	11,845,416
Raytheon Company	459,830	22,246,575
United Technologies Corp.	117,340	8,576,381

Industrial Conglomerates 4.58%
General Electric Company	3,015,940	54,015,485
Tyco International, Ltd.	417,390	19,496,287

Machinery 1.07%
Xylem, Inc.	664,440	17,069,464

Information Technology 14.06%		225,522,827

Communications Equipment 3.16%
Cisco Systems, Inc.	1,840,465	33,275,607
Harris Corp.	484,390	17,457,416

2

Disciplined Value Fund
As of 12-31-11 (Unaudited)

		Shares	Value

Information Technology (continued)

Computers & Peripherals 2.53%
Apple, Inc. (I)		57,690	$23,364,450
Seagate Technology PLC		1,048,395	17,193,678

Electronic Equipment, Instruments & Components 0.87%
TE Connectivity, Ltd.		451,955	13,924,734

Internet Software & Services 1.52%
eBay, Inc. (I)		670,440	20,334,445
IAC/InterActiveCorp		95,470	4,067,022

IT Services 0.98%
The Western Union Company		859,455	15,693,648

Office Electronics 0.88%
Xerox Corp.		1,783,185	14,194,153

Software 4.12%
BMC Software, Inc. (I)		181,700	5,956,126
CA, Inc.		374,535	7,571,225
Microsoft Corp.		1,388,604	36,048,160
Oracle Corp.		641,020	16,442,163

Materials 1.06%			16,963,222

Containers & Packaging 0.69%
Rock-Tenn Company, Class A		190,325	10,981,753

Metals & Mining 0.37%
Reliance Steel & Aluminum Company		122,848	5,981,469

Telecommunication Services 0.98%			15,655,091

Wireless Telecommunication Services 0.98%
Vodafone Group PLC, ADR		558,512	15,655,091

Utilities 0.68%			10,943,881

Electric Utilities 0.68%
Edison International		264,345	10,943,881

	Yield	Shares	Value

Securities Lending Collateral 5.34%			$85,629,785

(Cost $85,614,876)

John Hancock Collateral Investment Trust (W)	0.3780%(Y)	8,557,160	85,629,785

Total investments (Cost $1,547,772,073)† 102.33%			$1,641,163,757

Other assets and liabilities, net (2.33%)			($37,330,196)

Total net assets 100.00%		$1,603,833,561

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 12-31-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 12-31-11.

3

Disciplined Value Fund
As of 12-31-11 (Unaudited)

† At 12-31-11, the aggregate cost of investment securities for federal income tax purposes was $1,552,769,700. Net unrealized appreciation aggregated $88,394,057, of which $138,933,628 related to appreciated investment securities and $50,539,571 related to depreciated investment securities.

4

Disciplined Value Fund
As of 12-31-11 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended December 31, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Disciplined Value Fund.

340Q3 12/11
2/12

John Hancock

MUTUAL FUNDS

John Hancock Core High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2011

Core High Yield Fund
As of 12-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 95.62%				$14,509,056

(Cost $14,431,736)

Consumer Discretionary 14.66%				2,224,213

Auto Components 1.60%
UCI International, Inc.	8.625	02/15/19	$250,000	242,500

Hotels, Restaurants & Leisure 7.29%
Caesars Entertainment Operating Company, Inc.	11.250	06/01/17	250,000	265,313
Mandalay Resort Group	7.625	07/15/13	750,000	750,000
Marina District Finance Company, Inc.	9.875	08/15/18	100,000	91,250

Media 5.77%
American Media, Inc. (S)	11.500	12/15/17	94,000	85,775
Columbus International, Inc. (S)	11.500	11/20/14	750,000	789,375

Consumer Staples 18.57%				2,818,350

Food Products 10.98%
Del Monte Corp.	7.625	02/15/19	250,000	240,000
Reddy Ice Corp.	11.250	03/15/15	680,000	638,350
Southern States Cooperative, Inc. (S)	11.250	05/15/15	750,000	787,500

Tobacco 7.59%
Alliance One International, Inc.	10.000	07/15/16	750,000	675,000
North Atlantic Trading Company, Inc. (S)	11.500	07/15/16	500,000	477,500

Energy 6.11%				927,813

Energy Equipment & Services 4.54%
Geokinetics Holdings USA, Inc.	9.750	12/15/14	250,000	157,500
Offshore Group Investments, Ltd.	11.500	08/01/15	250,000	270,313
Pioneer Drilling Company	9.875	03/15/18	250,000	261,250

Oil, Gas & Consumable Fuels 1.57%
Energy Partners, Ltd.	8.250	02/15/18	250,000	238,750

Financials 14.26%				2,163,250

Consumer Finance 5.44%
TMX Finance LLC	13.250	07/15/15	750,000	825,000

Diversified Financial Services 4.85%
CNG Holdings, Inc. (S)	12.250	02/15/15	200,000	205,500
Reliance Intermediate Holdings LP (S)	9.500	12/15/19	500,000	530,000

Real Estate Management & Development 3.97%
CBRE Services, Inc.	11.625	06/15/17	100,000	115,250
Kennedy-Wilson, Inc. (S)	8.750	04/01/19	500,000	487,500

Health Care 9.02%				1,369,375

Health Care Equipment & Supplies 1.51%
Apria Healthcare Group, Inc.	12.375	11/01/14	250,000	229,375

Health Care Providers & Services 7.51%
American Renal Holdings Company, Inc.	8.375	05/15/18	100,000	105,000
BioScrip, Inc.	10.250	10/01/15	750,000	740,625
OnCure Holdings, Inc.	11.750	05/15/17	175,000	138,250
Radiation Therapy Services, Inc.	9.875	04/15/17	150,000	112,125
Radnet Management, Inc.	10.375	04/01/18	50,000	44,000

1

Core High Yield Fund
As of 12-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials 14.18%				$2,150,931

Aerospace & Defense 4.05%
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	$600,000	615,000

Commercial Services & Supplies 4.20%
Casella Waste Systems, Inc.	7.750	02/15/19	100,000	97,750
Garda World Security Corp. (S)	9.750	03/15/17	100,000	101,000
The Sheridan Group, Inc.	12.500	04/15/14	486,312	437,681

Marine 1.78%
Commercial Barge Line Company	12.500	07/15/17	250,000	269,375

Professional Services 1.88%
TransUnion LLC	11.375	06/15/18	250,000	285,625

Trading Companies & Distributors 2.27%
FGI Operating Company, Inc.	10.250	08/01/15	325,000	344,500

Information Technology 1.76%				266,875

IT Services 1.76%
Unisys Corp.	12.500	01/15/16	250,000	266,875

Materials 9.39%				1,425,250

Metals & Mining 6.05%
AM Castle & Company (S)	12.750	12/15/16	75,000	75,375
Novelis, Inc.	8.750	12/15/20	100,000	107,250
Optima Specialty Steel, Inc. (S)	12.500	12/15/16	250,000	248,125
United States Steel Corp.	7.375	04/01/20	500,000	487,500

Paper & Forest Products 3.34%
UPM-Kymmene OYJ (S)	7.450	11/26/27	600,000	507,000

Telecommunication Services 6.57%				996,749

Diversified Telecommunication Services 2.79%
Broadview Networks Holdings, Inc.	11.375	09/01/12	250,000	200,000
Wind Acquisition Finance SA (S)	11.750	07/15/17	250,000	223,749

Wireless Telecommunication Services 3.78%
Goodman Networks, Inc. (S)	12.125	07/01/18	600,000	573,000

Utilities 1.10%				166,250

Independent Power Producers & Energy Traders 1.10%
Dynegy Holdings LLC (H)	8.375	05/01/16	250,000	166,250

Convertible Bonds 1.80%				$273,000

(Cost $295,169)

Industrials 1.80%				273,000

Sea Trucks Group (10.000% Steps up to 11.000% on 7-
31-12)	10.000	01/31/15	300,000	273,000

2

Core High Yield Fund
As of 12-31-11 (Unaudited)

		Maturity	Par value
	Yield* (%)	date		Value

Short-Term Investments 0.66%				$99,998

(Cost $99,998)

U.S. Government Agency 0.66%				99,998

Federal Home Loan Mortgage Corp.	0.010	03/05/12	$100,000	99,998

Total investments (Cost $14,826,903)† 98.08%				$14,882,054

Other assets and liabilities, net 1.92%				$290,659

Total net assets 100.00%				$15,172,713

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(H) Non-income producing - Issuer is in default.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $5,091,399 or 33.56% of the Fund's net assets as of 12-31-11.

* Yield represents the annualized yield at the date of purchase.

† At 12-31-11, the aggregate cost of investment securities for federal income tax purposes was $14,827,919. Net unrealized appreciation aggregated $54,135, of which $578,178 related to appreciated investment securities and $524,043 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of net assets on 12-31-11:

United States	79.7%
Barbados	5.2%
Canada	4.1%
Finland	3.3%
Nigeria	1.8%
Cayman Islands	1.8%
Luxembourg	1.5%
Short-Term Investments & Other	2.6%

3

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of December 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	12/31/11	Price	Inputs	Inputs
Corporate Bonds
Consumer Discretionary	$2,224,213	—	$2,224,213	—
Consumer Staples	2,818,350	—	2,818,350	—
Energy	927,813	—	927,813	—
Financials	2,163,250	—	2,163,250	—
Health Care	1,369,375	—	1,369,375	—
Industrials	2,150,931	—	2,150,931	—
Information Technology	266,875	—	266,875	—
Materials	1,425,250	—	1,425,250	—
Telecommunication Services	996,749	—	996,749	—
Utilities	166,250	—	166,250	—
Convertible Bonds
Industrials	273,000	—	—	$273,000
Short-Term Investments	99,998	—	99,998	—

Total investments in Securities	$14,882,054	—	$14,609,054	$273,000

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended December 31, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Investment in Securities	Convertible Bonds

Balance as of 3-31-11	-
Realized gain (loss)	-
Changed in unrealized appreciation
(depreciation)	($30,000)
Purchases	-
Sales	-
Transfers into Level 3	303,000
Transfers out of Level 3	-
Balance as of 12-31-11	$273,000
Change in unrealized at period end *	($30,000)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

4

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Core High Yield Fund.

346Q3 12/11
2/12

John Hancock

MUTUAL FUNDS

John Hancock Small Company Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2011

Small Company Fund
As of 12-31-11 (Unaudited)

	Shares	Value

Common Stocks 97.56%		$186,455,212

(Cost $171,553,378)

Consumer Discretionary 15.09%		28,832,915

Hotels, Restaurants & Leisure 1.44%
Vail Resorts, Inc.	65,080	2,756,789

Household Durables 2.35%
Ethan Allen Interiors, Inc.	83,330	1,975,754
iRobot Corp. (I)	84,230	2,514,266

Media 1.29%
Arbitron, Inc.	71,740	2,468,573

Specialty Retail 6.31%
Asbury Automotive Group, Inc. (I)	127,640	2,751,918
Express, Inc.	127,740	2,547,136
Hibbett Sports, Inc. (I)	42,130	1,903,433
Monro Muffler Brake, Inc.	74,530	2,891,019
The Buckle, Inc.	47,990	1,961,351

Textiles, Apparel & Luxury Goods 3.70%
Steven Madden, Ltd. (I)	54,425	1,877,663
True Religion Apparel, Inc. (I)	82,990	2,869,794
Vera Bradley, Inc. (I)	13,160	424,410
Wolverine World Wide, Inc.	53,053	1,890,809

Consumer Staples 4.14%		7,922,542

Food Products 2.79%
Snyders-Lance, Inc.	116,400	2,619,000
TreeHouse Foods, Inc. (I)	41,450	2,710,001

Personal Products 1.35%
Elizabeth Arden, Inc. (I)	70,020	2,593,541

Energy 5.48%		10,484,485

Energy Equipment & Services 3.38%
Atwood Oceanics, Inc. (I)	48,790	1,941,354
Gulfmark Offshore, Inc., Class A (I)	59,840	2,513,878
Superior Energy Services, Inc. (I)	70,470	2,004,167

Oil, Gas & Consumable Fuels 2.10%
Georesources, Inc. (I)	68,390	2,004,511
Rosetta Resources, Inc. (I)	46,450	2,020,575

Financials 23.70%		45,300,163

Capital Markets 2.40%
Evercore Partners, Inc., Class A	101,460	2,700,865
Waddell & Reed Financial, Inc., Class A	76,350	1,891,190

Commercial Banks 10.99%
Bank of the Ozarks, Inc.	96,880	2,870,554
First Midwest Bancorp, Inc.	210,740	2,134,796
FNB Corp.	216,600	2,449,746
Hancock Holding Company	94,550	3,022,764
Old National Bancorp	171,850	2,002,053

1

Small Company Fund
As of 12-31-11 (Unaudited)

	Shares	Value

Financials (continued)

Prosperity Bancshares, Inc.	59,580	$2,404,053
Signature Bank (I)	51,800	3,107,482
Webster Financial Corp.	148,180	3,021,390

Real Estate Investment Trusts 10.31%
Colonial Properties Trust	151,390	3,157,995
Entertainment Properties Trust	63,620	2,780,830
Extra Space Storage, Inc.	124,830	3,024,631
Highwoods Properties, Inc.	97,530	2,893,715
Medical Properties Trust, Inc.	213,370	2,105,962
Tanger Factory Outlet Centers, Inc.	107,380	3,148,382
Washington Real Estate Investment Trust	94,470	2,583,755

Health Care 6.95%		13,277,290

Health Care Equipment & Supplies 2.64%
Cyberonics, Inc. (I)	64,310	2,154,385
Teleflex, Inc.	47,140	2,889,211

Health Care Providers & Services 1.20%
LifePoint Hospitals, Inc. (I)	61,810	2,296,242

Pharmaceuticals 3.11%
Akorn, Inc. (I)	178,071	1,980,150
Impax Laboratories, Inc. (I)	109,100	2,200,547
Questcor Pharmaceuticals, Inc. (I)	42,250	1,756,755

Industrials 19.03%		36,366,001

Aerospace & Defense 4.00%
Hexcel Corp. (I)	105,030	2,542,776
Orbital Sciences Corp., Class A (I)	161,620	2,348,339
Triumph Group, Inc.	46,970	2,745,397

Commercial Services & Supplies 1.50%
United Stationers, Inc.	87,780	2,858,117

Electrical Equipment 2.49%
Polypore International, Inc. (I)	42,580	1,873,094
Thomas & Betts Corp. (I)	53,010	2,894,346

Industrial Conglomerates 1.05%
Carlisle Companies, Inc.	45,330	2,008,119

Machinery 4.15%
CLARCOR, Inc.	46,790	2,339,032
Robbins & Myers, Inc.	54,390	2,640,635
Woodward, Inc.	72,210	2,955,555

Professional Services 1.16%
Acacia Research (I)	60,550	2,210,680

Road & Rail 2.04%
Genesee & Wyoming, Inc., Class A (I)	32,080	1,943,406
Old Dominion Freight Line, Inc. (I)	48,210	1,953,951

Trading Companies & Distributors 2.64%
Titan Machinery, Inc. (I)	90,220	1,960,481
WESCO International, Inc. (I)	58,330	3,092,073

2

Small Company Fund
As of 12-31-11 (Unaudited)

		Shares	Value

Information Technology 14.78%			$28,239,298

Communications Equipment 1.41%
Viasat, Inc. (I)		58,520	2,698,942

Electronic Equipment, Instruments & Components 4.99%
Anixter International, Inc. (I)		40,310	2,404,086
Coherent, Inc. (I)		45,730	2,390,307
Littelfuse, Inc.		41,800	1,796,564
OSI Systems, Inc. (I)		60,170	2,935,093

Internet Software & Services 2.43%
j2 Global Communications, Inc.		70,670	1,988,654
LivePerson, Inc. (I)		212,170	2,662,734

IT Services 1.02%
Jack Henry & Associates, Inc.		58,040	1,950,724

Office Electronics 1.46%
Zebra Technologies Corp., Class A (I)		78,040	2,792,271

Semiconductors & Semiconductor Equipment 2.58%
Cirrus Logic, Inc. (I)		151,200	2,396,520
Lattice Semiconductor Corp. (I)		425,770	2,529,074

Software 0.89%
SolarWinds, Inc. (I)		60,620	1,694,329

Materials 1.22%			2,335,970

Metals & Mining 1.22%
Schnitzer Steel Industries, Inc.		55,250	2,335,970

Utilities 7.17%			13,696,548

Electric Utilities 4.09%
Allete, Inc.		47,110	1,977,678
Portland General Electric Company		90,380	2,285,710
Unisource Energy Corp.		95,920	3,541,366

Gas Utilities 1.55%
WGL Holdings, Inc.		67,000	2,962,740

Multi-Utilities 1.53%
NorthWestern Corp.		81,840	2,929,054

Short-Term Investments 2.37%			$4,523,352

(Cost $4,523,352)

	Yield	Shares	Value

Money Market Funds 2.37%			4,523,352

State Street Institutional Liquid Reserves Fund	0.1568%(Y)	4,523,352	4,523,352

Total investments (Cost $176,076,730)† 99.93%			$190,978,564

Other assets and liabilities, net 0.07%			$131,614

Total net assets 100.00%			$191,110,178

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

3

Small Company Fund
As of 12-31-11 (Unaudited)

(I) Non-income producing security.

(Y) The rate shown is the annualized seven-day yield as of 12-31-11.

† At 12-31-11, the aggregate cost of investment securities for federal income tax purposes was $177,437,164. Net unrealized appreciation aggregated $13,541,400, of which $20,588,151 related to appreciated investment securities and $7,046,751 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011 all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended December 31, 2011, there were no significant transfers into or out of Level 1.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in other open-end management investment companies are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Company Fund.

348Q3 12/11
2/12

John Hancock MUTUAL FUNDS

John Hancock Disciplined Value Mid Cap Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2011

Disciplined Value Mid Cap Fund
As of 12-31-11 (Unaudited)

	Shares	Value

Common Stocks 95.68%		$895,521,644

(Cost $875,551,127)

Consumer Discretionary 13.36%		125,065,006

Auto Components 1.11%
Lear Corp.	261,870	10,422,426

Diversified Consumer Services 0.30%
DeVry, Inc.	71,965	2,767,774

Household Durables 0.48%
Mohawk Industries, Inc. (I)	74,185	4,439,972

Internet & Catalog Retail 1.36%
Expedia, Inc. (L)	188,507	5,470,473
Tripadvisor, Inc. (I)(L)	288,382	7,270,110

Leisure Equipment & Products 0.45%
Mattel, Inc.	150,470	4,177,047

Media 4.43%
CBS Corp., Class B	727,615	19,747,467
Omnicom Group, Inc. (L)	197,335	8,797,194
The McGraw-Hill Companies, Inc.	287,870	12,945,514

Multiline Retail 1.89%
Kohl's Corp.	170,925	8,435,149
Macy's, Inc.	288,290	9,277,172

Specialty Retail 2.79%
Bed Bath & Beyond, Inc. (I)	169,230	9,810,263
Guess?, Inc. (L)	179,460	5,351,497
Williams-Sonoma, Inc. (L)	285,360	10,986,360

Textiles, Apparel & Luxury Goods 0.55%
VF Corp. (L)	40,685	5,166,588

Consumer Staples 2.07%		19,333,487

Beverages 1.31%
Coca-Cola Enterprises, Inc.	344,100	8,870,898
Dr. Pepper Snapple Group, Inc.	85,405	3,371,789

Tobacco 0.76%
Lorillard, Inc.	62,200	7,090,800

Energy 4.58%		42,840,124

Oil, Gas & Consumable Fuels 4.58%
EOG Resources, Inc.	32,570	3,208,471
Noble Energy, Inc. (L)	140,125	13,226,399
Rosetta Resources, Inc. (I)(L)	242,025	10,528,088
SemGroup Corp., Class A (I)	102,940	2,682,616
SM Energy Company	180,500	13,194,550

Financials 23.86%		223,334,699

Capital Markets 3.57%
Affiliated Managers Group, Inc. (I)	62,855	6,030,937
Raymond James Financial, Inc.	423,380	13,107,845
SEI Investments Company	212,960	3,694,856
TD Ameritrade Holding Corp.	673,515	10,540,510

1

Disciplined Value Mid Cap Fund
As of 12-31-11 (Unaudited)

	Shares	Value

Financials (continued)

Commercial Banks 4.11%
Comerica, Inc. (L)	222,760	$5,747,208
East West Bancorp, Inc.	477,325	9,427,169
Fifth Third Bancorp	769,135	9,783,397
Huntington Bancshares, Inc.	729,475	4,004,818
M&T Bank Corp. (L)	69,545	5,309,065
SunTrust Banks, Inc.	238,140	4,215,078

Consumer Finance 3.54%
Capital One Financial Corp. (L)	266,645	11,276,417
Discover Financial Services	462,045	11,089,080
SLM Corp.	802,065	10,747,671

Diversified Financial Services 1.40%
Moody's Corp. (L)	390,255	13,143,788

Insurance 6.73%
Alleghany Corp. (I)(L)	31,917	9,105,601
AON Corp. (L)	108,255	5,066,334
Loews Corp.	148,705	5,598,743
Marsh & McLennan Companies, Inc.	357,600	11,307,312
Reinsurance Group of America, Inc.	140,940	7,364,115
Symetra Financial Corp.	377,590	3,424,741
The Hanover Insurance Group, Inc.	173,655	6,069,242
Unum Group	544,595	11,474,617
W.R. Berkley Corp. (L)	105,650	3,633,304

Real Estate Investment Trusts 4.51%
American Assets Trust, Inc.	144,055	2,954,568
Duke Realty Corp.	274,610	3,309,051
Equity Residential	120,645	6,880,384
Kimco Realty Corp.	542,895	8,816,615
Regency Centers Corp.	127,935	4,812,915
Taubman Centers, Inc.	73,840	4,585,464
Ventas, Inc. (L)	80,360	4,430,247
Vornado Realty Trust	83,055	6,383,607

Health Care 10.58%		99,054,327

Health Care Equipment & Supplies 2.46%
CareFusion Corp. (I)	541,090	13,749,097
Hologic, Inc. (I)	528,485	9,253,772

Health Care Providers & Services 7.19%
AmerisourceBergen Corp. (L)	336,400	12,510,716
DaVita, Inc. (I)	134,565	10,201,373
Humana, Inc.	127,155	11,140,050
Lincare Holdings, Inc. (L)	221,650	5,698,622
McKesson Corp.	136,090	10,602,772
Omnicare, Inc. (L)	295,665	10,185,659
Quest Diagnostics, Inc. (L)	120,425	6,991,876

Life Sciences Tools & Services 0.93%
ICON PLC, ADR (I)	161,050	2,755,566
PAREXEL International Corp. (I)	287,600	5,964,824

Industrials 14.62%		136,865,146

Aerospace & Defense 1.22%
Curtiss-Wright Corp.	323,050	11,413,357

2

Disciplined Value Mid Cap Fund
As of 12-31-11 (Unaudited)

	Shares	Value

Industrials (continued)

Electrical Equipment 1.44%
Thomas & Betts Corp. (I)	246,255	$13,445,523

Machinery 4.45%
AGCO Corp. (I)	82,920	3,563,072
Flowserve Corp.	54,235	5,386,620
Ingersoll-Rand PLC (L)	280,755	8,554,605
Kennametal, Inc.	352,580	12,876,222
Stanley Black & Decker, Inc.	123,640	8,358,064
Xylem, Inc. (L)	114,350	2,937,652

Professional Services 6.11%
Equifax, Inc.	340,240	13,180,898
FTI Consulting, Inc. (I)(L)	310,610	13,176,076
Manpower, Inc.	250,800	8,966,100
Robert Half International, Inc. (L)	417,920	11,894,003
Towers Watson & Company, Class A	166,240	9,962,763

Trading Companies & Distributors 1.40%
WESCO International, Inc. (I)(L)	248,070	13,150,191

Information Technology 12.20%		114,194,413

Communications Equipment 0.45%
Harris Corp. (L)	117,300	4,227,492

Computers & Peripherals 1.65%
Seagate Technology PLC	464,650	7,620,260
Western Digital Corp. (I)	253,105	7,833,600

Electronic Equipment, Instruments & Components 3.55%
Arrow Electronics, Inc. (I)(L)	105,540	3,948,251
Avnet, Inc. (I)(L)	224,715	6,986,389
Flextronics International, Ltd. (I)(L)	1,395,895	7,900,766
Ingram Micro, Inc., Class A (I)	353,210	6,424,890
TE Connectivity, Ltd.	259,330	7,989,957

Internet Software & Services 0.48%
Monster Worldwide, Inc. (I)(L)	563,080	4,465,224

IT Services 3.15%
Alliance Data Systems Corp. (I)(L)	94,840	9,848,186
Amdocs, Ltd. (I)	235,210	6,710,541
CGI Group, Inc., Class A (I)	263,795	4,972,536
The Western Union Company	433,015	7,906,854

Office Electronics 1.15%
Xerox Corp.	1,354,180	10,779,273

Semiconductors & Semiconductor Equipment 0.70%
Analog Devices, Inc.	182,535	6,531,102

Software 1.07%
Electronic Arts, Inc. (I)(L)	487,820	10,049,092

Materials 7.50%		70,167,234

Chemicals 3.71%
Albemarle Corp.	90,905	4,682,517
Ashland, Inc. (L)	146,965	8,400,519
Cytec Industries, Inc.	207,955	9,285,191
Minerals Technologies, Inc.	123,786	6,997,623
PPG Industries, Inc.	64,285	5,367,155

3

Disciplined Value Mid Cap Fund
As of 12-31-11 (Unaudited)

		Shares	Value

Materials (continued)

Containers & Packaging 2.31%
Ball Corp.		234,060	$8,358,283
Crown Holdings, Inc. (I)(L)		181,420	6,092,084
Rock-Tenn Company, Class A		124,265	7,170,091

Metals & Mining 1.48%
Globe Specialty Metals, Inc.		360,170	4,822,676
Reliance Steel & Aluminum Company		184,660	8,991,095

Telecommunication Services 0.38%			3,566,964

Diversified Telecommunication Services 0.38%
Windstream Corp.		303,830	3,566,964

Utilities 6.53%			61,100,244

Electric Utilities 3.71%
American Electric Power Company, Inc.		88,415	3,652,424
Edison International		248,120	10,272,168
Great Plains Energy, Inc.		257,395	5,606,063
NV Energy, Inc.		570,690	9,330,782
Westar Energy, Inc.		202,790	5,836,296

Independent Power Producers & Energy Traders 0.42%
The AES Corp. (I)		329,965	3,906,786

Multi-Utilities 2.40%
Alliant Energy Corp. (L)		211,410	9,325,295
Ameren Corp.		224,440	7,435,697
PG&E Corp.		139,125	5,734,733

	Yield	Shares	Value

Securities Lending Collateral 13.12%			$122,812,926

(Cost $122,793,980)

John Hancock Collateral Investment Trust (W)	0.3780% (Y)	12,272,947	122,812,926

Total investments (Cost $998,345,107)† 108.80%			$1,018,334,570

Other assets and liabilities, net (8.80%)			($82,334,375)

Total net assets 100.00%			$936,000,195

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 12-31-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 12-31-11.

† At 12-31-11, the aggregate cost of investment securities for federal income tax purposes was $998,912,849. Net unrealized appreciation aggregated $19,421,721, of which $53,673,376 related to appreciated investment securities and $34,251,655 related to depreciated investment securities.

4

Disciplined Value Mid Cap Fund
As of 12-31-11 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended December 31, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund.

363Q3 12/11
2/12

John Hancock
MUTUAL FUNDS

John Hancock International Value Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2011

John Hancock International Value Equity Fund
As of 12-31-11 (Unaudited)

	Shares	Value

Common Stocks 94.64%		$99,440,186

(Cost $97,509,646)

Australia 6.47%		6,796,963

AGL Energy, Ltd.	64,550	945,158
Amcor, Ltd.	114,677	844,765
BHP Billiton, Ltd.	32,515	1,147,734
BHP Billiton, Ltd., ADR (L)	338	23,873
National Australia Bank, Ltd.	37,518	894,424
Santos, Ltd.	90,335	1,128,495
Sonic Healthcare, Ltd.	81,038	933,671
Westpac Banking Corp.	43,056	878,843

Austria 1.57%		1,649,993

OMV AG	30,114	914,648
Telekom Austria AG	61,398	735,345

Bermuda 0.89%		936,236

Hiscox, Ltd.	161,886	936,236

Canada 7.03%		7,388,950

Bombardier, Inc.	245,259	977,425
Encana Corp.	62,610	1,160,935
Husky Energy, Inc.	53,457	1,288,215
Magna International, Inc.	31,473	1,050,387
Royal Bank of Canada	18,799	959,187
Sun Life Financial, Inc.	943	17,464
Sun Life Financial, Inc. (Toronto Stock Exchange)	50,504	936,958
The Toronto-Dominion Bank (L)	13,332	998,379

China 2.82%		2,965,135

China Petroleum & Chemical Corp.	1,114,000	1,173,378
CNOOC, Ltd.	695,000	1,219,389
Sinotrans, Ltd., Class H	3,195,000	572,368

France 6.92%		7,271,403

BNP Paribas SA	211	8,260
Carrefour SA	33,631	764,382
Cie de Saint-Gobain	21,259	814,727
GDF Suez	35,463	964,494
Sanofi	11,877	869,052
Societe BIC SA	9,563	846,688
Societe Generale SA	318	7,058
Total SA (I)	33,916	1,179,878
Vinci SA	20,008	872,911
Vivendi SA	43,239	943,953

Germany 7.59%		7,973,792

Allianz SE	7,525	719,170
BASF SE	12,358	861,862
Bayer AG	14,044	897,871
Deutsche Bank AG	19,999	755,893
Deutsche Boerse AG (I)	13,148	689,307
E.ON AG	42,848	921,070
Muenchener Rueckversicherungs AG	6,046	741,598
Rheinmetall AG	17,591	779,373
Rhoen-Klinikum AG	45,590	868,537
Siemens AG	7,728	739,111

1

John Hancock International Value Equity Fund
As of 12-31-11 (Unaudited)

	Shares	Value

Hong Kong 5.69%		5,983,644

China Mobile, Ltd.	109,000	1,062,740
Guangdong Investment, Ltd.	1,518,000	919,517
Hang Lung Group, Ltd.	174,000	946,933
Swire Pacific, Ltd., Class A	79,500	957,755
Techtronic Industries Company	986,500	1,011,490
Yue Yuen Industrial Holdings, Ltd.	343,500	1,085,209

Israel 0.88%		922,737

Teva Pharmaceutical Industries, Ltd.	22,224	896,705
Teva Pharmaceutical Industries, Ltd., ADR	645	26,032

Japan 20.51%		21,555,312

Aderans Company, Ltd. (I)	61,800	795,242
Aisin Seiki Company, Ltd.	34,200	973,092
Asahi Glass Company, Ltd.	117,000	984,756
Astellas Pharma, Inc.	23,700	962,975
Canon, Inc.	21,200	938,076
Daiichi Sankyo Company, Ltd.	50,100	992,352
East Japan Railway Company	13,100	833,570
Electric Power Development Company, Ltd.	37,100	986,068
Fujitsu, Ltd.	175,000	908,035
Honda Motor Company, Ltd.	35,000	1,065,830
JGC Corp.	37,000	886,955
Komatsu, Ltd.	36,700	855,870
Kyocera Corp.	11,400	915,430
Mitsubishi Corp.	46,400	935,657
Mitsubishi UFJ Financial Group	219,100	929,473
Nidec Corp.	10,900	946,078
Nippon Telegraph & Telephone Corp.	18,300	929,392
Nomura Holdings, Inc.	6,700	20,242
Secom Company, Ltd.	19,600	903,351
Sony Corp.	53,600	965,982
Sumitomo Chemical Company, Ltd.	250,000	911,437
Toyo Suisan Kaisha, Ltd.	39,000	944,632
Tsuruha Holdings, Inc.	17,000	951,634
Yamada Denki Company, Ltd.	15,000	1,019,183

Netherlands 5.20%		5,462,120

Aegon NV	188,700	751,617
Akzo Nobel NV	18,755	902,396
Heineken Holding NV	24,478	998,982
Koninklijke Philips Electronics NV	38,018	796,682
Royal Dutch Shell PLC, A Shares	32,208	1,171,876
TNT Express NV	112,795	840,567

Norway 1.76%		1,849,045

DNB ASA	96,581	943,707
Fred Olsen Energy ASA	26,976	905,338

Singapore 2.73%		2,866,588

DBS Group Holdings, Ltd.	98,500	872,548
Fraser and Neave, Ltd.	201,000	959,567
Singapore Telecommunications, Ltd.	434,000	1,034,473

South Africa 0.97%		1,017,269

Tiger Brands, Ltd.	32,788	1,017,269

2

John Hancock International Value Equity Fund
As of 12-31-11 (Unaudited)

		Shares	Value

South Korea 1.84%			1,931,422

LG Display Company, Ltd.		45,090	959,437
LG Display Company, Ltd., ADR		2,443	25,725
POSCO		2,788	923,765
POSCO, ADR		274	22,495

Spain 1.68%			1,766,205

Banco Santander SA		120,209	908,220
Telefonica SA		48,429	835,776
Telefonica SA, ADR		1,292	22,209

Sweden 1.78%			1,869,436

Electrolux AB, Series B		60,049	952,683
Securitas AB, Series B		106,348	916,753

Switzerland 4.67%			4,903,605

Credit Suisse Group AG		39,737	932,390
Credit Suisse Group AG, ADR		864	20,287
Nestle SA		28,067	1,611,405
Novartis AG		22,007	1,257,179
Novartis AG, ADR		515	29,443
Xstrata PLC		69,919	1,052,901

United Kingdom 13.64%			14,330,331

Anglo American PLC		28,719	1,058,464
AstraZeneca PLC		20,363	943,211
Aviva PLC		206,920	960,579
Barclays PLC		330,446	895,169
British Sky Broadcasting Group PLC		77,711	883,058
Diageo PLC		43,783	955,386
GlaxoSmithKline PLC		40,915	932,969
HSBC Holdings PLC		116,793	886,601
National Grid PLC		97,476	945,724
Reed Elsevier PLC		117,663	948,846
Smith & Nephew PLC		102,322	991,490
Smith & Nephew PLC, ADR		537	25,857
Standard Chartered PLC (I)		43,496	947,017
Unilever PLC		28,488	956,240
United Utilities Group PLC		100,769	947,835
Vodafone Group PLC		378,872	1,051,885

		Shares	Value

Preferred Securities 2.15%			$2,261,716

(Cost $2,308,270)

Brazil 2.15%			2,261,716

Petroleo Brasileiro SA		106,730	1,229,662
Vale SA		50,900	1,032,054

	Yield	Shares	Value

Securities Lending Collateral 0.83%			$872,156

(Cost $872,155)

John Hancock Collateral Investment Trust (W)	0.3780% (Y)	87,156	872,156

3

John Hancock International Value Equity Fund
As of 12-31-11 (Unaudited)

Total investments (Cost $100,690,071)† 97.62%	$102,574,058

Other assets and liabilities, net 2.38%	$2,501,118

Total net assets 100.00%	$105,075,176

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 12-31-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 12-31-11.

† At 12-30-11, the aggregate cost of investment securities for federal income tax purposes was $100,857,502. Net unrealized depreciation aggregated $1,716,556, of which $2,366,500 related to appreciated investment securities and $649,944 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of net assets on 12-31-11:

Financials	18.6%
Industrials	13.8%
Energy	10.8%
Health Care	10.1%
Consumer Discretionary	9.5%
Consumer Staples	8.6%
Materials	8.4%
Utilities	6.3%
Telecommunication Services	6.3%
Information Technology	4.5%
Short-Term Investments & Other	3.1%

4

John Hancock International Value Equity Fund
As of 12-31-11 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of, December 31, 2011 by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	12/31/11	Price	Inputs	Inputs

Common Stocks
Australia	$6,796,963	$23,873	$6,773,090	—
Austria	1,649,993	—	1,649,993	—
Bermuda	936,236	—	936,236	—
Canada	7,388,950	7,388,950	—	—
China	2,965,135	—	2,965,135	—
France	7,271,403	—	7,271,403	—
Germany	7,973,792	—	7,973,792	—
Hong Kong	5,983,644	—	5,983,644	—
Israel	922,737	26,032	896,705	—
Japan	21,555,312	—	21,555,312	—
Netherlands	5,462,120	21,537	5,440,583	—
Norway	1,849,045	—	1,849,045	—
Singapore	2,866,588	—	2,866,588	—
South Africa	1,017,269	—	1,017,269	—
South Korea	1,931,422	48,220	1,883,202	—
Spain	1,766,205	22,209	1,743,996	—
Sweden	1,869,436	—	1,869,436	—
Switzerland	4,903,605	49,730	4,853,875	—
United Kingdom	14,330,331	25,857	14,304,474	—
Preferred Securities
Brazil	2,261,716	2,261,716	—	—
Securities Lending Collateral	872,156	872,156	—	—

Total investments in Securities	$102,574,058	$10,718,743	$91,855,315	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the three month period ended December 31, 2011, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

5

John Hancock International Value Equity Fund
As of 12-31-11 (Unaudited)

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Value Equity Fund.

366Q3 12/11
2/12

John Hancock

MUTUAL FUNDS

John Hancock Strategic Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2011

Strategic Growth Fund
As of 12-31-11 (Unaudited)

	Shares	Value

Common Stocks 96.92%		$100,441,308

(Cost $98,265,207)

Consumer Discretionary 19.66%		20,371,515

Auto Components 1.54%
BorgWarner, Inc. (I)	25,071	1,598,026

Hotels, Restaurants & Leisure 3.86%
Las Vegas Sands Corp. (I)	41,786	1,785,516
Starbucks Corp.	48,210	2,218,142

Internet & Catalog Retail 4.38%
Amazon.com, Inc. (I)	13,303	2,302,749
priceline.com, Inc. (I)	4,775	2,233,315

Media 3.68%
CBS Corp., Class B	71,747	1,947,214
DIRECTV, Class A (I)	43,605	1,864,550

Multiline Retail 0.84%
Dollar Tree, Inc. (I)	10,503	872,904

Specialty Retail 5.36%
Abercrombie & Fitch Company, Class A	20,296	991,257
AutoZone, Inc. (I)	2,675	869,295
Dick's Sporting Goods, Inc.	36,735	1,354,787
Tiffany & Company	11,882	787,301
Ulta Salon Cosmetics & Fragrance, Inc. (I)	23,821	1,546,459

Consumer Staples 7.45%		7,721,086

Food & Staples Retailing 0.91%
Whole Foods Market, Inc.	13,587	945,383

Food Products 1.50%
Mead Johnson Nutrition Company	22,684	1,559,071

Personal Products 1.33%
Nu Skin Enterprises, Inc., Class A	28,312	1,375,114

Tobacco 3.71%
Philip Morris International, Inc.	48,949	3,841,518

Energy 10.42%		10,794,453

Energy Equipment & Services 5.81%
Core Laboratories NV	6,367	725,520
Halliburton Company	14,554	502,259
National Oilwell Varco, Inc.	24,332	1,654,333
Schlumberger, Ltd.	45,993	3,141,782

Oil, Gas & Consumable Fuels 4.61%
Apache Corp.	18,022	1,632,433
Chevron Corp.	13,076	1,391,286
ConocoPhillips	23,972	1,746,840

Financials 6.77%		7,020,170

Commercial Banks 3.95%
Signature Bank (I)	5,074	304,389
U.S. Bancorp	65,704	1,777,293
Wells Fargo & Company	72,827	2,007,112

1

Strategic Growth Fund
As of 12-31-11 (Unaudited)

	Shares	Value

Financials (continued)

Consumer Finance 2.04%
American Express Company	44,913	$2,118,546

Diversified Financial Services 0.78%
JPMorgan Chase & Company	24,446	812,830

Health Care 11.69%		12,116,945

Biotechnology 1.20%
Celgene Corp. (I)	18,420	1,245,192

Health Care Equipment & Supplies 1.04%
Intuitive Surgical, Inc. (I)	2,330	1,078,813

Health Care Providers & Services 6.37%
Cardinal Health, Inc.	37,806	1,535,302
Express Scripts, Inc. (I)	50,086	2,238,343
McKesson Corp.	14,042	1,094,012
UnitedHealth Group, Inc.	34,123	1,729,354

Pharmaceuticals 3.08%
Merck & Company, Inc.	41,047	1,547,472
Perrigo Company	16,942	1,648,457

Industrials 9.45%		9,790,830

Aerospace & Defense 5.41%
BE Aerospace, Inc. (I)	42,639	1,650,556
Honeywell International, Inc.	39,228	2,132,042
The Boeing Company	24,901	1,826,488

Commercial Services & Supplies 0.50%
Waste Connections, Inc.	15,733	521,392

Machinery 1.74%
Eaton Corp.	31,609	1,375,940
Joy Global, Inc.	5,685	426,204

Road & Rail 1.80%
CSX Corp.	88,234	1,858,208

Information Technology 31.48%		32,626,309

Communications Equipment 4.20%
QUALCOMM, Inc.	62,196	3,402,121
Riverbed Technology, Inc. (I)	40,422	949,917

Computers & Peripherals 9.82%
Apple, Inc. (I)	19,557	7,920,585
EMC Corp. (I)	104,892	2,259,374

Internet Software & Services 4.32%
Google, Inc., Class A (I)	6,935	4,479,317

IT Services 4.54%
Accenture PLC, Class A	41,499	2,208,992
Teradata Corp. (I)	13,078	634,414
VeriFone Systems, Inc. (I)	52,247	1,855,813

Semiconductors & Semiconductor Equipment 1.53%
ARM Holdings PLC, ADR	27,630	764,522
Skyworks Solutions, Inc. (I)	50,598	820,700

Software 7.07%
Check Point Software Technologies, Ltd. (I)	23,934	1,257,492

2

Strategic Growth Fund
As of 12-31-11 (Unaudited)

	Shares	Value
Information Technology (continued)

Citrix Systems, Inc. (I)	17,681	$1,073,590
Oracle Corp.	109,213	2,801,311
Red Hat, Inc. (I)	24,673	1,018,748
Salesforce.com, Inc. (I)	5,798	588,265
VMware, Inc., Class A (I)	7,106	591,148

Total investments (Cost $98,265,207)† 96.92%		$100,441,308

Other assets and liabilities, net 3.08%		$3,189,209

Total net assets 100.00%		$103,630,517

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

† At 12-31-11, the aggregate cost of investment securities for federal income tax purposes was $98,265,207. Net unrealized appreciation aggregated $2,176,101, of which $3,111,732 related to appreciated investment securities and $935,631 related to depreciated investment securities.

3

Strategic Growth Fund
As of 12-31-11 (Unaudited)

Notes to Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2011, all investments are categorized as Level 1 under the hierarchy described above.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended December 31, 2011, there were no significant transfers into or out of Level 1.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Strategic Growth Fund.

393Q3 12/11
2/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	February 21, 2012

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	February 21, 2012